Capital and Reserves - Additional Information (Detail)						1 Months Ended	12 Months Ended
		Dec. 21, 2021 € / shares shares	Nov. 23, 2021 € / shares shares	Oct. 01, 2021 USD ($) shares	Sep. 16, 2021 EUR (€) € / shares shares	Sep. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) € / shares shares		Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2021 $ / shares	Oct. 01, 2021 EUR (€) € / shares	Oct. 01, 2021 $ / shares	Dec. 31, 2018 EUR (€)
Capital and Reserves [Line Items]
Issued capital | €							€ 44,480,006	€ 196,059	[1]	€ 168,650		€ 44,429,723		€ 121,800
Number of shares outstanding | shares							44,480,006
Increase through other contributions by owners, equity | €								11,376,928		11,244,088
Issuance costs | €							€ 17,397,322
Retained earnings | €							243,895,696	20,118,232	[1]
Reserve of share based payments | €							€ 5,483,255	3,340,412
Number of shares authorised | shares							161,409,576
Foreign currency translation reserve | €							€ 2,600,609	76,169	[1]			€ 4,370,803
First October Two Thousand And Twenty One [Member]
Capital and Reserves [Line Items]
Shares issued | shares							375,000
Public Warrants [Member]
Capital and Reserves [Line Items]
Conversion of warrants, Warrants converted | shares		1,000	43,028
Kensington [Member] | First October Two Thousand And Twenty One [Member]
Capital and Reserves [Line Items]
Transaction Costs Relating to Issue of Shares | €							€ 17,397,322
PIPE Shares [Member] | PIPE Financing [Member]
Capital and Reserves [Line Items]
Shares issued | shares				11,100,000
Shares Issued Price Per Share | $ / shares													$ 10
Proceeds from issuing shares | $				$ 111,000,000
Wallbox Chargers [Member]
Capital and Reserves [Line Items]
Issued capital | €							€ 40,444,584	€ 196,059		€ 168,650
Business Combination Agreement [Member] | Wallbox Chargers [Member] | Ordinary shares [member]
Capital and Reserves [Line Items]
Nominal value | € / shares												€ 0.5
Conversion of shares, Shares converted | shares				539,561
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares							16,579,054
Nominal value | (per share)		€ 0.12	€ 0.12		€ 0.5	€ 0.12					$ 0.12
Shares issued during period for conversion of convertible instruments | shares					147,443
Shares issued | shares						375,000
Conversion of warrants, Shares issued | shares		1,000	43,028
Number of shares authorised | shares							138,158,783
Class A Ordinary Shares [Member] | First October Two Thousand And Twenty One [Member]
Capital and Reserves [Line Items]
Shares issued | shares							106,778,437
Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Nominal value | € / shares												0.12
Conversion of shares, Shares issued | shares				19,861,318
Conversion of shares, Shares issued for each converted share | shares				1
Issuance costs | €							€ 17,397,322
Class A Ordinary Shares [Member] | Kensington [Member] | First October Two Thousand And Twenty One [Member]
Capital and Reserves [Line Items]
Shares issued | shares	[2]						19,861,318
Class A Ordinary Shares [Member] | Kensington [Member] | IFRS 2 [Member]
Capital and Reserves [Line Items]
Share listing expenses | €							€ 72,171,562
Class A Ordinary Shares [Member] | PIPE Shares [Member] | First October Two Thousand And Twenty One [Member]
Capital and Reserves [Line Items]
Shares issued | shares							11,100,000
Class A Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Nominal value | € / shares												0.12
Conversion of shares, Shares issued | shares				106,778,437
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares							27,900,952
Nominal value | $ / shares											$ 1.2
Common stock, Voting rights							Class B provides them with 10 voting rights and Class A only 1 voting right.
Number of shares authorised | shares							23,250,793
Class B Ordinary Shares [Member] | First October Two Thousand And Twenty One [Member]
Capital and Reserves [Line Items]
Shares issued | shares							23,250,793
Class B Ordinary Shares [Member] | Business Combination Agreement [Member]
Capital and Reserves [Line Items]
Nominal value | € / shares												€ 1.2
Conversion of shares, Shares issued | shares				23,250,793
Issued capital [member]
Capital and Reserves [Line Items]
Number of shares outstanding | shares								392,118		337,300
Nominal value | € / shares								€ 0.5		€ 0.5
Increase through other contributions by owners, equity | €								€ 27,409		€ 46,850
Increase decrease through exercise of warrants, Equity | €							€ 5,283
Issued capital [member] | PIPE Shares [Member] | PIPE Financing [Member]
Capital and Reserves [Line Items]
Issue of equity | €							1,332,000
Issued capital [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity | €					€ 73,722
Issue of equity | €						€ 45,000
Issued capital [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity | €							2,383,358
Share premium [member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity | €								€ 11,349,519		€ 11,197,238
Issuance costs | €							17,397,322
Increase decrease through exercise of warrants, Equity | €							635,799
Share premium [member] | PIPE Shares [Member] | PIPE Financing [Member]
Capital and Reserves [Line Items]
Issue of equity | €							94,527,600
Share premium [member] | Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Increase decrease through conversion of convertible instruments, Equity | €					€ 87,031,625
Share premium [member] | Class A Ordinary Shares [Member] | Kensington [Member]
Capital and Reserves [Line Items]
Increase through other contributions by owners, equity | €							€ 151,915,326

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Includes Euros 17,397,322 for transaction costs